Note C - Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Sale of Available-for-sale Securities			$ 10,550
Available-for-sale Securities Pledged as Collateral	70,078	72,397
Other than Temporary Impairment Losses, Investments	0	0
Debt Securities [Member]
Proceeds from Sale of Available-for-sale Securities	$ 0	$ 0	10,550
Available-for-sale Securities, Gross Realized Gains			$ 163